Stockholders' Equity - Schedule of Stock-Based Compensation Expense Included in the Condensed Consolidated Statements of Operations Related to ISOs Issued (Details) - 2019 Plan [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock-Based Compensation Expense Included in the Condensed Consolidated Statements of Operations Related to ISOs Issued [Line Items]
Total Share-based Compensation		$ 18,595	$ 18,595	$ 86,659
Cost of Sales [Member]
Schedule of Stock-Based Compensation Expense Included in the Condensed Consolidated Statements of Operations Related to ISOs Issued [Line Items]
Total Share-based Compensation				12,215
Sales and Marketing [Member]
Schedule of Stock-Based Compensation Expense Included in the Condensed Consolidated Statements of Operations Related to ISOs Issued [Line Items]
Total Share-based Compensation				21,361
General and Administrative [Member]
Schedule of Stock-Based Compensation Expense Included in the Condensed Consolidated Statements of Operations Related to ISOs Issued [Line Items]
Total Share-based Compensation		$ 18,595	$ 18,595	$ 53,083